S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Research Alliance Corporation III [Member]	May 12, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,014,706
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	275,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,750,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 3,000,000